UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum St., Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

 (Zip code)

Robert Cuculich

Pinnacle Advisers LLC

507 Plum St., Suite 120

Syracuse, New York 13204

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NYSA Fund

ALPHABET INC.

Ticker Symbol:GOOGL	Cusip Number:02079K305
Record Date: 4/19/2017	Meeting Date: 6/7/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR LARRY PAGE SERGEY BRIN ERIC E. SCHMIDT L. JOHN DOERR ROGER W. FERGUSON, JR. DIANE B. GREENE JOHN L. HENNESSY ANN MATHER ALAN R. MULALLY PAUL S. OTELLINI K. RAM SHRIRAM SHIRLEY M. TILGHMAN	For	Issuer	For	With
10	A STOCKHOLDER PROPOSAL REGARDING A CHARITABLE CONTRIBUTIONS REPORT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
11	A STOCKHOLDER PROPOSAL REGARDING THE IMPLEMENTATION OF "HOLY LAND PRINCIPLES," IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
12	A STOCKHOLDER PROPOSAL REGARDING A REPORT ON "FAKE NEWS," IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
2	THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS ALPHABET'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
3	THE APPROVAL OF AN AMENDMENT TO ALPHABET'S 2012 STOCK PLAN TO INCREASE THE SHARE RESERVE BY 15,000,000 SHARES OF CLASS C CAPITAL STOCK.	For	Issuer	For	With
4	THE APPROVAL OF THE 2016 COMPENSATION AWARDED TO NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
5	THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES REGARDING COMPENSATION AWARDED TO NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
6	A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
7	A STOCKHOLDER PROPOSAL REGARDING A LOBBYING REPORT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
8	A STOCKHOLDER PROPOSAL REGARDING A POLITICAL CONTRIBUTIONS REPORT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
9	A STOCKHOLDER PROPOSAL REGARDING A REPORT ON GENDER PAY, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With

ALPHABET INC.

Ticker Symbol:GOOGL	Cusip Number:02079K305
Record Date: 4/19/2017	Meeting Date: 6/7/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR LARRY PAGE SERGEY BRIN ERIC E. SCHMIDT L. JOHN DOERR ROGER W. FERGUSON, JR. DIANE B. GREENE JOHN L. HENNESSY ANN MATHER ALAN R. MULALLY PAUL S. OTELLINI K. RAM SHRIRAM SHIRLEY M. TILGHMAN	For	Issuer	For	With
10	A STOCKHOLDER PROPOSAL REGARDING A CHARITABLE CONTRIBUTIONS REPORT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
11	A STOCKHOLDER PROPOSAL REGARDING THE IMPLEMENTATION OF "HOLY LAND PRINCIPLES," IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
12	A STOCKHOLDER PROPOSAL REGARDING A REPORT ON "FAKE NEWS," IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
2	THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS ALPHABET'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
3	THE APPROVAL OF AN AMENDMENT TO ALPHABET'S 2012 STOCK PLAN TO INCREASE THE SHARE RESERVE BY 15,000,000 SHARES OF CLASS C CAPITAL STOCK.	For	Issuer	For	With
4	THE APPROVAL OF THE 2016 COMPENSATION AWARDED TO NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
5	THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES REGARDING COMPENSATION AWARDED TO NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
6	A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
7	A STOCKHOLDER PROPOSAL REGARDING A LOBBYING REPORT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
8	A STOCKHOLDER PROPOSAL REGARDING A POLITICAL CONTRIBUTIONS REPORT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
9	A STOCKHOLDER PROPOSAL REGARDING A REPORT ON GENDER PAY, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With

AMAZON.COM INC.

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 3/29/2017	Meeting Date: 5/23/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JEFFREY P. BEZOS	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: TOM A. ALBERG	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JOHN SEELY BROWN	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: JAMIE S. GORELICK	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: DANIEL P. HUTTENLOCHER	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: JUDITH A. MCGRATH	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: JONATHAN J. RUBINSTEIN	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: THOMAS O. RYDER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: PATRICIA Q. STONESIFER	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: WENDELL P. WEEKS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With
5	APPROVAL OF THE COMPANY'S 1997 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED	For	Issuer	For	With
6	SHAREHOLDER PROPOSAL REGARDING A REPORT ON USE OF CRIMINAL BACKGROUND CHECKS IN HIRING DECISIONS	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL REGARDING SUSTAINABILITY AS AN EXECUTIVE COMPENSATION PERFORMANCE MEASURE	Against	Issuer	Against	With
8	SHAREHOLDER PROPOSAL REGARDING VOTE-COUNTING PRACTICES FOR SHAREHOLDER PROPOSALS	Against	Issuer	Against	With

AMAZON.COM INC.

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 3/29/2017	Meeting Date: 5/23/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JEFFREY P. BEZOS	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: TOM A. ALBERG	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JOHN SEELY BROWN	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: JAMIE S. GORELICK	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: DANIEL P. HUTTENLOCHER	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: JUDITH A. MCGRATH	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: JONATHAN J. RUBINSTEIN	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: THOMAS O. RYDER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: PATRICIA Q. STONESIFER	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: WENDELL P. WEEKS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With
5	APPROVAL OF THE COMPANY'S 1997 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED	For	Issuer	For	With
6	SHAREHOLDER PROPOSAL REGARDING A REPORT ON USE OF CRIMINAL BACKGROUND CHECKS IN HIRING DECISIONS	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL REGARDING SUSTAINABILITY AS AN EXECUTIVE COMPENSATION PERFORMANCE MEASURE	Against	Issuer	Against	With
8	SHAREHOLDER PROPOSAL REGARDING VOTE-COUNTING PRACTICES FOR SHAREHOLDER PROPOSALS	Against	Issuer	Against	With

AMERICAN INTERNATIONAL GROUP, INC.

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 5/8/2017	Meeting Date: 6/28/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: W. DON CORNWELL	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: BRIAN DUPERREAULT	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: PETER R. FISHER	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: JOHN H. FITZPATRICK	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: SAMUEL J. MERKSAMER	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: HENRY S. MILLER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: LINDA A. MILLS	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: RONALD A. RITTENMEYER	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: THERESA M. STONE	For	Issuer	For	With
2	TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO ACT UPON A PROPOSAL TO AMEND AND RESTATE AIG'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO RESTRICT CERTAIN TRANSFERS OF AIG COMMON STOCK IN ORDER TO PROTECT AIG'S TAX ATTRIBUTES.	For	Issuer	For	With
4	TO ACT UPON A PROPOSAL TO RATIFY THE AMENDMENT TO EXTEND THE EXPIRATION OF THE AMERICAN INTERNATIONAL GROUP, INC. TAX ASSET PROTECTION PLAN.	For	Issuer	For	With
5	TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP, INC.

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 5/8/2017	Meeting Date: 6/28/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: W. DON CORNWELL	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: BRIAN DUPERREAULT	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: PETER R. FISHER	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: JOHN H. FITZPATRICK	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: SAMUEL J. MERKSAMER	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: HENRY S. MILLER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: LINDA A. MILLS	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: RONALD A. RITTENMEYER	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: THERESA M. STONE	For	Issuer	For	With
2	TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO ACT UPON A PROPOSAL TO AMEND AND RESTATE AIG'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO RESTRICT CERTAIN TRANSFERS OF AIG COMMON STOCK IN ORDER TO PROTECT AIG'S TAX ATTRIBUTES.	For	Issuer	For	With
4	TO ACT UPON A PROPOSAL TO RATIFY THE AMENDMENT TO EXTEND THE EXPIRATION OF THE AMERICAN INTERNATIONAL GROUP, INC. TAX ASSET PROTECTION PLAN.	For	Issuer	For	With
5	TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.	For	Issuer	For	With

FLEXTRONICS INTERNATIONAL LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 6/27/2016	Meeting Date: 8/24/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	RE-ELECTION OF MR. H. RAYMOND BINGHAM AS A DIRECTOR OF FLEX.	For	Issuer	For	With
1B	RE-ELECTION OF DR. WILLY C. SHIH AS A DIRECTOR OF FLEX.	For	Issuer	For	With
2	RE-APPOINTMENT OF MR. LAWRENCE A. ZIMMERMAN AS A DIRECTOR OF FLEX.	For	Issuer	For	With
3	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEX'S INDEPENDENT AUDITORS FOR THE 2017 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	For	Issuer	For	With
4	TO APPROVE A GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEX TO ALLOT AND ISSUE ORDINARY SHARES.	For	Issuer	For	With
5	NON-BINDING, ADVISORY RESOLUTION. TO APPROVE THE COMPENSATION OF FLEX'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO ITEM 402 OF REGULATION S-K, SET FORTH IN "COMPENSATION DISCUSSION AND ANALYSIS" AND IN THE COMPENSATION TABLES AND THE ACCOMPANYING NARRATIVE DISCLOSURE UNDER "EXECUTIVE COMPENSATION" IN FLEX'S PROXY STATEMENT RELATING TO ITS 2016 ANNUAL GENERAL MEETING.	For	Issuer	For	With
6	TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEX OF ITS OWN ISSUED ORDINARY SHARES.	For	Issuer	For	With
7	TO APPROVE OF THE CHANGE IN THE COMPANY'S NAME FROM FLEXTRONICS INTERNATIONAL LTD. TO FLEX LTD.	For	Issuer	For	With
8	TO APPROVE AND ADOPT THE COMPANY'S NEW CONSTITUTION.	For	Issuer	For	With

FLEXTRONICS INTERNATIONAL LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 6/27/2016	Meeting Date: 8/24/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	RE-ELECTION OF MR. H. RAYMOND BINGHAM AS A DIRECTOR OF FLEX.	For	Issuer	For	With
1B	RE-ELECTION OF DR. WILLY C. SHIH AS A DIRECTOR OF FLEX.	For	Issuer	For	With
2	RE-APPOINTMENT OF MR. LAWRENCE A. ZIMMERMAN AS A DIRECTOR OF FLEX.	For	Issuer	For	With
3	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEX'S INDEPENDENT AUDITORS FOR THE 2017 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	For	Issuer	For	With
4	TO APPROVE A GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEX TO ALLOT AND ISSUE ORDINARY SHARES.	For	Issuer	For	With
5	NON-BINDING, ADVISORY RESOLUTION. TO APPROVE THE COMPENSATION OF FLEX'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO ITEM 402 OF REGULATION S-K, SET FORTH IN "COMPENSATION DISCUSSION AND ANALYSIS" AND IN THE COMPENSATION TABLES AND THE ACCOMPANYING NARRATIVE DISCLOSURE UNDER "EXECUTIVE COMPENSATION" IN FLEX'S PROXY STATEMENT RELATING TO ITS 2016 ANNUAL GENERAL MEETING.	For	Issuer	For	With
6	TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEX OF ITS OWN ISSUED ORDINARY SHARES.	For	Issuer	For	With
7	TO APPROVE OF THE CHANGE IN THE COMPANY'S NAME FROM FLEXTRONICS INTERNATIONAL LTD. TO FLEX LTD.	For	Issuer	For	With
8	TO APPROVE AND ADOPT THE COMPANY'S NEW CONSTITUTION.	For	Issuer	For	With

ITUS CORP

Ticker Symbol:ITUS	Cusip Number:45069V203
Record Date: 6/28/2016	Meeting Date: 8/23/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ROBERT A. BERMAN DR. AMIT KUMAR DALE FOX DR. ARNOLD BASKIES DR. JOHN MONAHAN	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT BY THE BOARD OF HASKELL & WHITE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2016.	For	Issuer	For	With
3	TO HOLD A NON-BINDING ADVISORY VOTE ON COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

ITUS CORP

Ticker Symbol:ITUS	Cusip Number:45069V203
Record Date: 6/28/2016	Meeting Date: 8/23/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ROBERT A. BERMAN DR. AMIT KUMAR DALE FOX DR. ARNOLD BASKIES DR. JOHN MONAHAN	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT BY THE BOARD OF HASKELL & WHITE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2016.	For	Issuer	For	With
3	TO HOLD A NON-BINDING ADVISORY VOTE ON COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

LIGAND PHARMACEUTICALS INCORPORATED

Ticker Symbol:LGND	Cusip Number:53220K504
Record Date: 4/7/2017	Meeting Date: 5/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JASON M. ARYEH TODD C. DAVIS JOHN L. HIGGINS JOHN W. KOZARICH JOHN L. LAMATTINA SUNIL PATEL STEPHEN L. SABBA	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF LIGAND PHARMACEUTICALS INCORPORATED'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	APPROVAL, ON AN ADVISORY BASIS, WHETHER THE STOCKHOLDER VOTE TO APPROVE THE COMPENSATION OF LIGAND PHARMACEUTICALS INCORPORATED'S NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS.	For	Issuer	For	With

METHODE ELECTRONICS, INC.

Ticker Symbol:MEI	Cusip Number:591520200
Record Date: 7/18/2016	Meeting Date: 9/15/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: WALTER J. ASPATORE	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: WARREN L. BATTS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: DARREN M. DAWSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: DONALD W. DUDA	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: STEPHEN F. GATES	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: MARTHA GOLDBERG ARONSON	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: ISABELLE C. GOOSSEN	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: CHRISTOPHER J. HORNUNG	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: PAUL G. SHELTON	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: LAWRENCE B. SKATOFF	For	Issuer	For	With
2	THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 29, 2017.	For	Issuer	For	With
3	THE ADVISORY APPROVAL OF METHODE'S NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With

METHODE ELECTRONICS, INC.

Ticker Symbol:MEI	Cusip Number:591520200
Record Date: 7/18/2016	Meeting Date: 9/15/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: WALTER J. ASPATORE	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: WARREN L. BATTS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: DARREN M. DAWSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: DONALD W. DUDA	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: STEPHEN F. GATES	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: MARTHA GOLDBERG ARONSON	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: ISABELLE C. GOOSSEN	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: CHRISTOPHER J. HORNUNG	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: PAUL G. SHELTON	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: LAWRENCE B. SKATOFF	For	Issuer	For	With
2	THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 29, 2017.	For	Issuer	For	With
3	THE ADVISORY APPROVAL OF METHODE'S NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With

PR HIGHWAYS&TRANSPORTATION AUTH (PRHTA)

Ticker Symbol:7451902X5	Cusip Number:7451902X5
Record Date: 11/17/2016	Meeting Date: 2/28/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	BY MARKING "FOR" I DIRECT THE INSTITUTION HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND HOLDING INFORMATION (NAME, ADDRESS, BOND AND AMOUNTS HELD) FOR RECORDING IN THE REGISTRY. BY MARKING "AGAINST" MY BONDS SHALL BE "MISSING" FROM THE REGISTRY. I WILL NOT RECEIVE DIRECTLY FROM THE BOND ISSUER ANY OFFICIAL COMMUNICATIONS RELATING TO THE BONDS, SINCE ALL COMMUNICATIONS WILL BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER INITIATIVE IN THE ABSENCE OF ACTIONS BY THIRD PARTIES.	Against	Issuer	N/A	N/A

SKYWORKS SOLUTIONS, INC.

Ticker Symbol:SWKS	Cusip Number:83088M102
Record Date: 3/16/2017	Meeting Date: 5/10/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DAVID J. ALDRICH	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: KEVIN L. BEEBE	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: TIMOTHY R. FUREY	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: LIAM K. GRIFFIN	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: BALAKRISHNAN S. IYER	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: CHRISTINE KING	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: DAVID P. MCGLADE	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: DAVID J. MCLACHLAN	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: ROBERT A. SCHRIESHEIM	For	Issuer	For	With
2	TO RATIFY THE SELECTION BY THE COMPANY'S AUDIT COMMITTEE OF KPMG ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE COMPANY'S PROXY STATEMENT.	For	Issuer	For	With
4	TO APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

SKYWORKS SOLUTIONS, INC.

Ticker Symbol:SWKS	Cusip Number:83088M102
Record Date: 3/16/2017	Meeting Date: 5/10/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DAVID J. ALDRICH	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: KEVIN L. BEEBE	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: TIMOTHY R. FUREY	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: LIAM K. GRIFFIN	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: BALAKRISHNAN S. IYER	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: CHRISTINE KING	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: DAVID P. MCGLADE	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: DAVID J. MCLACHLAN	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: ROBERT A. SCHRIESHEIM	For	Issuer	For	With
2	TO RATIFY THE SELECTION BY THE COMPANY'S AUDIT COMMITTEE OF KPMG ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE COMPANY'S PROXY STATEMENT.	For	Issuer	For	With
4	TO APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

TERRAVIA HOLDINGS INC.

Ticker Symbol:TVIA	Cusip Number:88105A106
Record Date: 3/23/2017	Meeting Date: 5/22/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JONATHAN S. WOLFSON GARY M. PFEIFFER	For	Issuer	For	With
2	APPROVAL OF AN AMENDMENT OF OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF OUR COMMON STOCK FROM 225,000,000 SHARES TO 337,500,000 SHARES.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With

WESTROCK COMPANY

Ticker Symbol:WRK	Cusip Number:96145D105
Record Date: 12/2/2016	Meeting Date: 1/27/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: TIMOTHY J. BERNLOHR	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: J. POWELL BROWN	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: MICHAEL E. CAMPBELL	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: TERRELL K. CREWS	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: RUSSELL M. CURREY	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: JOHN A. LUKE, JR.	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: GRACIA C. MARTORE	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: JAMES E. NEVELS	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: TIMOTHY H. POWERS	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: STEVEN C. VOORHEES	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: BETTINA M. WHYTE	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: ALAN D. WILSON	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTES TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP.	For	Issuer	For	With

* Management Recommended Vote

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Series Trust

By /s/Robert Cuculich

* Robert Cuculich

Chief Executive Officer

Date: July 12, 2017

By /s/Benjamin R. Quilty

* Benjamin R. Quilty

Chief Financial Officer

Date: July 12, 2017

*Print the name and title of each signing officer under his or her signature.